Restructuring Costs, Net - Components of Restructuring Gains (Costs), Net (Detail) (USD $)	1 Months Ended	12 Months Ended			3 Months Ended								12 Months Ended			1 Months Ended
	Jul. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Successor [Member]	Sep. 30, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Restructuring Cost and Reserve [Line Items]
Severance	$ (400,000)	$ (200,000)											$ (3,300,000)	$ (2,400,000)	$ (1,100,000)
Impairment of property, plant and equipment													2,553,000	2,236,000
Manufacturing and distribution footprint optimization													(2,200,000)	(400,000)
Curtailment and settlement gains (losses)													400,000	(1,300,000)	(200,000)
Gains on sale of land and buildings													100,000	400,000
Total Restructuring Charges		$ (7,593,000)	$ (5,877,000)	$ (1,275,000)	$ (2,900,000)	$ (500,000)	$ (1,100,000)	$ (200,000)	$ (900,000)	$ (400,000)	$ (2,300,000)		$ (7,593,000)	$ (5,877,000)	$ (1,275,000)